This is filed pursuant to Rule 497(e).
File Nos. 333-37177 and 811-08403.

[LOGO] AllianceBernstein(R)
       Investment Research and Management

                                           ALLIANCEBERNSTEIN INSTITUTIONAL FUNDS
                            -AllianceBernstein Premier Growth Institutional Fund
                    -AllianceBernstein Real Estate Investment Institutional Fund

--------------------------------------------------------------------------------

                      SUPPLEMENT TO THE CURRENT PROSPECTUS
                                 AUGUST 10, 2005

On August 4, 2005, the Board of Directors (the "Board") of the AllianceBernstein Institutional Funds (the "Company") approved calling a meeting of shareholders for the election of directors. The Board also approved proposed changes to the Company's charter and the fundamental investment policies of the AllianceBernstein Real Estate Investment Institutional Fund (the "Real Estate Fund"). These proposed changes are intended to result in more uniform charters and fundamental policies, and are part of a broad effort to achieve greater uniformity and standardization among the AllianceBernstein Mutual Funds. Under Maryland law, the changes to the charter require shareholder approval. The changes to the investment policies that are fundamental policies require shareholder approval under the Investment Company Act of 1940 (the "1940 Act").

Real Estate Fund

The Board also approved, subject to shareholder approval, the reclassification of the Real Estate Fund's investment objective as non-fundamental. The 1940 Act does not require the Real Estate Fund's investment objective to be fundamental. Since it is now fundamental, the 1940 Act requires a shareholder vote to reclassify the investment objective as non-fundamental. If this change is approved by the Real Estate Fund's shareholders, the Board will be able to approve changes to the Real Estate Fund's investment objective without first obtaining shareholder approval, although shareholders would be notified at least 30 days in advance of any such change.

In addition to reclassification of the Real Estate Fund's investment objective, the Board has approved a change to the Real Estate Fund's investment objective. This change is intended to standardize the Fund's investment objective with respect to other similarly managed AllianceBernstein Mutual Funds. The table below outlines the Real Estate Fund's current investment objective and the proposed change to that objective.

Current Investment Objective                       Proposed Investment Objective
-----------------------------                      -----------------------------

o Total return from long-term growth of            o Total return from long-term
  capital and income principally through             growth of capital and
  investing in equity securities of                  income.
  companies that are primarily engaged
  in or related to the real estate
  industry.

To supplement the proposed changes discussed above, the Board also approved changes to certain non-fundamental policies for the Real Estate Fund. These changes, which do not require a shareholder vote, are intended to update and modernize these policies.

None of the proposed changes described above is expected to cause any significant changes in the management of the AllianceBernstein Premier Growth Institutional Fund (the "Premier Growth Fund") or the Real Estate Fund.

The shareholders of record on August 24, 2005, of each of the Premier Growth Fund and the Real Estate Fund will receive a proxy statement asking them to vote on the election of directors and the proposals approved by the Board that require shareholder approval at a meeting of shareholders presently scheduled for November 15, 2005. The proxy statement will contain an explanation of the proposals and information about how shareholders may vote their shares of the Funds.

For more information, please call your financial advisor or visit our website at www.AllianceBernstein.com.
--------------------------

This Supplement should be read in conjunction with the Prospectus for the AllianceBernstein Institutional Funds dated March 1, 2005, offering Class I and Class II shares of the above-referenced Funds.

--------
(R) This mark is used under license from the owner, Alliance Capital Management L.P.

00250.0451 #591447v3

[LOGO] Bernstein

                                           ALLIANCEBERNSTEIN INSTITUTIONAL FUNDS
                    -AllianceBernstein Real Estate Investment Institutional Fund

--------------------------------------------------------------------------------

                      SUPPLEMENT TO THE CURRENT PROSPECTUS
                                 AUGUST 10, 2005

On August 4, 2005, the Board of Directors (the "Board") of AllianceBernstein Institutional Funds (the "Company") approved calling a meeting of shareholders for the election of directors. The Board also approved proposed changes to the Company's charter and the fundamental investment policies of the AllianceBernstein Real Estate Investment Institutional Fund (the "Real Estate Fund"). These proposed changes are intended to result in more uniform charters and fundamental policies, and are part of a broad effort to achieve greater uniformity and standardization among the AllianceBernstein Mutual Funds. Under Maryland law, the changes to the charter require shareholder approval. The changes to the investment policies that are fundamental policies require shareholder approval under the Investment Company Act of 1940 (the "1940 Act").

The Board also approved, subject to shareholder approval, the reclassification of the Real Estate Fund's investment objective as non-fundamental. The 1940 Act does not require the Real Estate Fund's investment objective to be fundamental. Since it is now fundamental, the 1940 Act requires a shareholder vote to reclassify the investment objective as non-fundamental. If this change is approved by the Real Estate Fund's shareholders, the Board will be able to approve changes to the Real Estate Fund's investment objective without first obtaining shareholder approval, although shareholders would be notified at least 30 days in advance of any such change.

In addition to reclassification of the Real Estate Fund's investment objective, the Board has approved a change to the Real Estate Fund's investment objective. This change is intended to standardize the Real Estate Fund's investment objective with respect to other similarly managed AllianceBernstein Mutual Funds. The table below outlines the Real Estate Fund's current investment objective and the proposed change to that objective.

Current Investment Objective                       Proposed Investment Objective
-----------------------------                      -----------------------------

o Total return from long-term growth of            o Total return from long-term
  capital and income principally through             growth of capital and
  investing in equity securities of                  income.
  companies that are primarily engaged
  in or related to the real estate
  industry.

To supplement the proposed changes discussed above, the Board also approved changes to certain non-fundamental policies for the Real Estate Fund. These changes, which do not require a shareholder vote, are intended to update and modernize these policies.

None of the proposed changes described above is expected to cause any significant changes in the management of the Real Estate Fund.

The Real Estate Fund's shareholders of record on August 24, 2005, will receive a proxy statement asking them to vote on the election of directors and the proposals approved by the Board that require shareholder approval at a meeting of shareholders presently scheduled for November 15, 2005. The proxy statement will contain an explanation of the proposals and information about how shareholders may vote their shares of the Real Estate Fund.

For more information, please call your financial advisor or visit our website at www.Bernstein.com.
------------------

This Supplement should be read in conjunction with the Prospectus for the AllianceBernstein Institutional Funds dated March 1, 2005, offering Class I shares of the AllianceBernstein Real Estate Investment Institutional Fund.



00250.0451 #592431v3